REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING	12 Months Ended
Dec. 31, 2021
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING

NOTE 4 – REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY’S ANNUAL GENERAL MEETING

USDm	2021	2020	2019
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	0.5	0.4	0.4
Audit of the Company's subsidiaries pursuant to legislation	0.3	0.2	0.2
Total audit fees	0.8	0.6	0.6

Non-audit fees
Audit-related services	0.1	0.0	0.1
Tax services	0.1	0.1	—
Total non-audit fees	0.2	0.1	0.1

Total	1.0	0.7	0.7

Under SEC regulations, the remuneration of the auditor of USD 1.0m (2020: USD 0.7m, 2019: USD 0.7m) is required to be presented as follows: Audit USD 0.8m (2020: USD 0.6m, 2019: USD 0.6m), Audit-related USD 0.1m (2019: other audit related services USD 0.1m) and tax services USD 0.1m (2020: tax related services USD 0.1m).

EY was appointed as the Group’s auditors for the year ended 31. December 2020. Accordingly, comparative figures in the table above for the year ended 31 December 2019 is in respect of remuneration paid to the Group’s previous auditor, Deloitte.

Our Audit Committee pre-approves all audit, audit-related and non-audit services not prohibited by law to be performed by our independent auditors and associated fees prior to the engagement of the independent auditor with respect to such services.